FT Vest U.S. Equity Buffer ETF - January (FJAN)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
11,550,672	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$11,550,672
	(Cost $11,550,672)
	Total Investments — 0.8%	11,550,672
	(Cost $11,550,672)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.4%
	Call Options Purchased — 102.0%
19,081	State Street® SPDR® S&P 500® ETF Trust	$1,443,439,488	$6.92	01/15/27	1,420,690,357
	(Cost $1,291,411,402)
	Put Options Purchased — 2.4%
19,081	State Street® SPDR® S&P 500® ETF Trust	1,443,439,488	691.66	01/15/27	34,027,147
	(Cost $76,371,361)
	Total Purchased Options				1,454,717,504
	(Cost $1,367,782,763)
WRITTEN OPTIONS — (5.1)%
	Call Options Written — (3.8)%
(19,081)	State Street® SPDR® S&P 500® ETF Trust	(1,443,439,488)	792.16	01/15/27	(53,612,458)
	(Premiums received $20,834,122)
	Put Options Written — (1.3)%
(19,081)	State Street® SPDR® S&P 500® ETF Trust	(1,443,439,488)	622.49	01/15/27	(18,179,805)
	(Premiums received $43,752,543)
	Total Written Options				(71,792,263)
	(Premiums received $64,586,665)
	Net Other Assets and Liabilities — (0.1)%				(951,038)
	Net Assets — 100.0%				$1,393,524,875

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$11,550,672	$11,550,672	$—	$—
Purchased Options	1,454,717,504	—	1,454,717,504	—
Total	$1,466,268,176	$11,550,672	$1,454,717,504	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(71,792,263)	$—	$(71,792,263)	$—

FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
3,979,405	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$3,979,405
	(Cost $3,979,405)
	Total Investments — 0.9%	3,979,405
	(Cost $3,979,405)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.0%
	Call Options Purchased — 103.2%
6,644	State Street® SPDR® S&P 500® ETF Trust	$502,605,312	$6.91	01/15/27	494,690,514
	(Cost $449,417,745)
	Put Options Purchased — 1.8%
6,644	State Street® SPDR® S&P 500® ETF Trust	502,605,312	657.08	01/15/27	8,642,515
	(Cost $20,304,665)
	Total Purchased Options				503,333,029
	(Cost $469,722,410)
WRITTEN OPTIONS — (5.8)%
	Call Options Written — (5.4)%
(6,644)	State Street® SPDR® S&P 500® ETF Trust	(502,605,312)	772.10	01/15/27	(25,681,319)
	(Premiums received $10,925,764)
	Put Options Written — (0.4)%
(6,644)	State Street® SPDR® S&P 500® ETF Trust	(502,605,312)	484.16	01/15/27	(1,986,954)
	(Premiums received $4,858,015)
	Total Written Options				(27,668,273)
	(Premiums received $15,783,779)
	Net Other Assets and Liabilities — (0.1)%				(329,255)
	Net Assets — 100.0%				$479,314,906

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,979,405	$3,979,405	$—	$—
Purchased Options	503,333,029	—	503,333,029	—
Total	$507,312,434	$3,979,405	$503,333,029	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(27,668,273)	$—	$(27,668,273)	$—

FT Vest U.S. Equity Buffer ETF - February (FFEB)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
12,149,192	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$12,149,192
	(Cost $12,149,192)
	Total Investments — 0.9%	12,149,192
	(Cost $12,149,192)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.2%
	Call Options Purchased — 102.5%
18,586	State Street® SPDR® S&P 500® ETF Trust	$1,405,993,728	$6.89	02/19/27	1,384,647,335
	(Cost $1,254,722,818)
	Put Options Purchased — 2.7%
18,586	State Street® SPDR® S&P 500® ETF Trust	1,405,993,728	689.43	02/19/27	36,514,242
	(Cost $79,283,497)
	Total Purchased Options				1,421,161,577
	(Cost $1,334,006,315)
WRITTEN OPTIONS — (6.0)%
	Call Options Written — (4.5)%
(18,586)	State Street® SPDR® S&P 500® ETF Trust	(1,405,993,728)	792.91	02/19/27	(61,120,247)
	(Premiums received $22,096,253)
	Put Options Written — (1.5)%
(18,586)	State Street® SPDR® S&P 500® ETF Trust	(1,405,993,728)	620.49	02/19/27	(20,262,086)
	(Premiums received $46,451,383)
	Total Written Options				(81,382,333)
	(Premiums received $68,547,636)
	Net Other Assets and Liabilities — (0.1)%				(919,280)
	Net Assets — 100.0%				$1,351,009,156

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$12,149,192	$12,149,192	$—	$—
Purchased Options	1,421,161,577	—	1,421,161,577	—
Total	$1,433,310,769	$12,149,192	$1,421,161,577	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(81,382,333)	$—	$(81,382,333)	$—

FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
4,155,035	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$4,155,035
	(Cost $4,155,035)
	Total Investments — 0.9%	4,155,035
	(Cost $4,155,035)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.9%
	Call Options Purchased — 103.9%
6,390	State Street® SPDR® S&P 500® ETF Trust	$483,390,720	$6.88	02/19/27	476,057,876
	(Cost $431,350,943)
	Put Options Purchased — 2.0%
6,390	State Street® SPDR® S&P 500® ETF Trust	483,390,720	654.96	02/19/27	9,345,247
	(Cost $20,870,093)
	Total Purchased Options				485,403,123
	(Cost $452,221,036)
WRITTEN OPTIONS — (6.7)%
	Call Options Written — (6.2)%
(6,390)	State Street® SPDR® S&P 500® ETF Trust	(483,390,720)	771.27	02/19/27	(28,546,942)
	(Premiums received $11,669,041)
	Put Options Written — (0.5)%
(6,390)	State Street® SPDR® S&P 500® ETF Trust	(483,390,720)	482.60	02/19/27	(2,282,444)
	(Premiums received $5,224,767)
	Total Written Options				(30,829,386)
	(Premiums received $16,893,808)
	Net Other Assets and Liabilities — (0.1)%				(310,533)
	Net Assets — 100.0%				$458,418,239

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,155,035	$4,155,035	$—	$—
Purchased Options	485,403,123	—	485,403,123	—
Total	$489,558,158	$4,155,035	$485,403,123	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(30,829,386)	$—	$(30,829,386)	$—

FT Vest U.S. Equity Buffer ETF - March (FMAR)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
11,102,712	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$11,102,712
	(Cost $11,102,712)
	Total Investments — 0.9%	11,102,712
	(Cost $11,102,712)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.3%
	Call Options Purchased — 106.1%
16,705	State Street® SPDR® S&P 500® ETF Trust	$1,263,699,840	$6.49	03/19/27	1,242,806,897
	(Cost $1,064,272,053)
	Put Options Purchased — 2.2%
16,705	State Street® SPDR® S&P 500® ETF Trust	1,263,699,840	648.57	03/19/27	25,962,577
	(Cost $72,064,825)
	Total Purchased Options				1,268,769,474
	(Cost $1,136,336,878)
WRITTEN OPTIONS — (9.1)%
	Call Options Written — (7.8)%
(16,705)	State Street® SPDR® S&P 500® ETF Trust	(1,263,699,840)	759.93	03/19/27	(91,953,842)
	(Premiums received $17,948,788)
	Put Options Written — (1.3)%
(16,705)	State Street® SPDR® S&P 500® ETF Trust	(1,263,699,840)	583.71	03/19/27	(15,251,498)
	(Premiums received $42,968,419)
	Total Written Options				(107,205,340)
	(Premiums received $60,917,207)
	Net Other Assets and Liabilities — (0.1)%				(813,568)
	Net Assets — 100.0%				$1,171,853,278

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$11,102,712	$11,102,712	$—	$—
Purchased Options	1,268,769,474	—	1,268,769,474	—
Total	$1,279,872,186	$11,102,712	$1,268,769,474	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(107,205,340)	$—	$(107,205,340)	$—

FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
4,010,938	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$4,010,938
	(Cost $4,010,938)
	Total Investments — 1.0%	4,010,938
	(Cost $4,010,938)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.2%
	Call Options Purchased — 108.5%
6,127	State Street® SPDR® S&P 500® ETF Trust	$463,495,296	$6.48	03/19/27	455,838,139
	(Cost $390,022,350)
	Put Options Purchased — 1.7%
6,127	State Street® SPDR® S&P 500® ETF Trust	463,495,296	616.14	03/19/27	7,298,666
	(Cost $20,626,705)
	Total Purchased Options				463,136,805
	(Cost $410,649,055)
WRITTEN OPTIONS — (11.1)%
	Call Options Written — (10.6)%
(6,127)	State Street® SPDR® S&P 500® ETF Trust	(463,495,296)	733.34	03/19/27	(44,642,792)
	(Premiums received $11,334,380)
	Put Options Written — (0.5)%
(6,127)	State Street® SPDR® S&P 500® ETF Trust	(463,495,296)	454.00	03/19/27	(2,073,683)
	(Premiums received $5,345,996)
	Total Written Options				(46,716,475)
	(Premiums received $16,680,376)
	Net Other Assets and Liabilities — (0.1)%				(289,462)
	Net Assets — 100.0%				$420,141,806

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,010,938	$4,010,938	$—	$—
Purchased Options	463,136,805	—	463,136,805	—
Total	$467,147,743	$4,010,938	$463,136,805	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(46,716,475)	$—	$(46,716,475)	$—

FT Vest U.S. Equity Buffer ETF - April (FAPR)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
11,950,038	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$11,950,038
	(Cost $11,950,038)
	Total Investments — 1.1%	11,950,038
	(Cost $11,950,038)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.0%
	Call Options Purchased — 101.3%
15,506	State Street® SPDR® S&P 500® ETF Trust	$1,172,997,888	$7.10	04/16/27	1,152,840,863
	(Cost $1,083,082,996)
	Put Options Purchased — 3.7%
15,506	State Street® SPDR® S&P 500® ETF Trust	1,172,997,888	710.14	04/16/27	42,256,641
	(Cost $64,065,596)
	Total Purchased Options				1,195,097,504
	(Cost $1,147,148,592)
WRITTEN OPTIONS — (6.0)%
	Call Options Written — (3.9)%
(15,506)	State Street® SPDR® S&P 500® ETF Trust	(1,172,997,888)	817.80	04/16/27	(43,952,997)
	(Premiums received $19,979,851)
	Put Options Written — (2.1)%
(15,506)	State Street® SPDR® S&P 500® ETF Trust	(1,172,997,888)	639.13	04/16/27	(24,157,728)
	(Premiums received $37,614,463)
	Total Written Options				(68,110,725)
	(Premiums received $57,594,314)
	Net Other Assets and Liabilities — (0.1)%				(764,470)
	Net Assets — 100.0%				$1,138,172,347

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$11,950,038	$11,950,038	$—	$—
Purchased Options	1,195,097,504	—	1,195,097,504	—
Total	$1,207,047,542	$11,950,038	$1,195,097,504	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(68,110,725)	$—	$(68,110,725)	$—

FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
3,209,287	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$3,209,287
	(Cost $3,209,287)
	Total Investments — 1.1%	3,209,287
	(Cost $3,209,287)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.0%
	Call Options Purchased — 102.2%
4,207	State Street® SPDR® S&P 500® ETF Trust	$318,251,136	$7.09	04/16/27	312,786,285
	(Cost $294,099,779)
	Put Options Purchased — 2.8%
4,207	State Street® SPDR® S&P 500® ETF Trust	318,251,136	674.63	04/16/27	8,670,543
	(Cost $13,353,011)
	Total Purchased Options				321,456,828
	(Cost $307,452,790)
WRITTEN OPTIONS — (6.0)%
	Call Options Written — (5.3)%
(4,207)	State Street® SPDR® S&P 500® ETF Trust	(318,251,136)	795.64	04/16/27	(16,212,684)
	(Premiums received $8,250,196)
	Put Options Written — (0.7)%
(4,207)	State Street® SPDR® S&P 500® ETF Trust	(318,251,136)	497.10	04/16/27	(2,156,172)
	(Premiums received $3,299,762)
	Total Written Options				(18,368,856)
	(Premiums received $11,549,958)
	Net Other Assets and Liabilities — (0.1)%				(207,151)
	Net Assets — 100.0%				$306,090,108

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,209,287	$3,209,287	$—	$—
Purchased Options	321,456,828	—	321,456,828	—
Total	$324,666,115	$3,209,287	$321,456,828	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(18,368,856)	$—	$(18,368,856)	$—

FT Vest U.S. Equity Buffer ETF - May (FMAY)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
13,912,536	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$13,912,536
	(Cost $13,912,536)
	Total Investments — 1.2%	13,912,536
	(Cost $13,912,536)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.9%
	Call Options Purchased — 99.1%
16,256	State Street® SPDR® S&P 500® ETF Trust	$1,229,733,888	$7.39	05/21/27	1,208,724,471
	(Cost $1,180,700,701)
	Put Options Purchased — 4.8%
16,256	State Street® SPDR® S&P 500® ETF Trust	1,229,733,888	739.17	05/21/27	58,892,562
	(Cost $70,573,922)
	Total Purchased Options				1,267,617,033
	(Cost $1,251,274,623)
WRITTEN OPTIONS — (5.0)%
	Call Options Written — (2.2)%
(16,256)	State Street® SPDR® S&P 500® ETF Trust	(1,229,733,888)	865.49	05/21/27	(26,951,798)
	(Premiums received $21,765,683)
	Put Options Written — (2.8)%
(16,256)	State Street® SPDR® S&P 500® ETF Trust	(1,229,733,888)	665.25	05/21/27	(33,863,849)
	(Premiums received $41,234,122)
	Total Written Options				(60,815,647)
	(Premiums received $62,999,805)
	Net Other Assets and Liabilities — (0.1)%				(858,134)
	Net Assets — 100.0%				$1,219,855,788

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$13,912,536	$13,912,536	$—	$—
Purchased Options	1,267,617,033	—	1,267,617,033	—
Total	$1,281,529,569	$13,912,536	$1,267,617,033	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(60,815,647)	$—	$(60,815,647)	$—

FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
3,956,821	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$3,956,821
	(Cost $3,956,821)
	Total Investments — 1.1%	3,956,821
	(Cost $3,956,821)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.1%
	Call Options Purchased — 99.4%
4,741	State Street® SPDR® S&P 500® ETF Trust	$358,647,168	$7.38	05/21/27	352,524,404
	(Cost $344,473,559)
	Put Options Purchased — 3.7%
4,741	State Street® SPDR® S&P 500® ETF Trust	358,647,168	702.21	05/21/27	13,018,928
	(Cost $15,677,796)
	Total Purchased Options				365,543,332
	(Cost $360,151,355)
WRITTEN OPTIONS — (4.1)%
	Call Options Written — (3.2)%
(4,741)	State Street® SPDR® S&P 500® ETF Trust	(358,647,168)	839.40	05/21/27	(11,572,828)
	(Premiums received $9,501,751)
	Put Options Written — (0.9)%
(4,741)	State Street® SPDR® S&P 500® ETF Trust	(358,647,168)	517.42	05/21/27	(3,203,115)
	(Premiums received $3,950,307)
	Total Written Options				(14,775,943)
	(Premiums received $13,452,058)
	Net Other Assets and Liabilities — (0.1)%				(230,861)
	Net Assets — 100.0%				$354,493,349

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,956,821	$3,956,821	$—	$—
Purchased Options	365,543,332	—	365,543,332	—
Total	$369,500,153	$3,956,821	$365,543,332	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,775,943)	$—	$(14,775,943)	$—

FT Vest U.S. Equity Buffer ETF - June (FJUN)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
3,533,996	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$3,533,996
	(Cost $3,533,996)
	Total Investments — 0.3%	3,533,996
	(Cost $3,533,996)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.5%
	Call Options Purchased — 110.5%
17,269	State Street® SPDR® S&P 500® ETF Trust	$1,306,365,312	$5.94	06/18/26	1,292,859,918
	(Cost $1,025,880,349)
	Put Options Purchased — 0.0%
17,269	State Street® SPDR® S&P 500® ETF Trust	1,306,365,312	594.28	06/18/26	207,918
	(Cost $53,656,203)
	Total Purchased Options				1,293,067,836
	(Cost $1,079,536,552)
WRITTEN OPTIONS — (10.7)%
	Call Options Written — (10.7)%
(17,269)	State Street® SPDR® S&P 500® ETF Trust	(1,306,365,312)	684.24	06/18/26	(125,101,989)
	(Premiums received $19,942,181)
	Put Options Written — (0.0)%
(17,269)	State Street® SPDR® S&P 500® ETF Trust	(1,306,365,312)	534.85	06/18/26	(93,080)
	(Premiums received $30,132,638)
	Total Written Options				(125,195,069)
	(Premiums received $50,074,819)
	Net Other Assets and Liabilities — (0.1)%				(821,963)
	Net Assets — 100.0%				$1,170,584,800

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,533,996	$3,533,996	$—	$—
Purchased Options	1,293,067,836	—	1,293,067,836	—
Total	$1,296,601,832	$3,533,996	$1,293,067,836	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(125,195,069)	$—	$(125,195,069)	$—

FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
992,480	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$992,480
	(Cost $992,480)
	Total Investments — 0.3%	992,480
	(Cost $992,480)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.5%
	Call Options Purchased — 113.5%
4,856	State Street® SPDR® S&P 500® ETF Trust	$367,346,688	$5.93	06/18/26	363,553,860
	(Cost $288,234,316)
	Put Options Purchased — 0.0%
4,856	State Street® SPDR® S&P 500® ETF Trust	367,346,688	564.57	06/18/26	38,557
	(Cost $11,441,417)
	Total Purchased Options				363,592,417
	(Cost $299,675,733)
WRITTEN OPTIONS — (13.7)%
	Call Options Written — (13.7)%
(4,856)	State Street® SPDR® S&P 500® ETF Trust	(367,346,688)	666.07	06/18/26	(43,904,164)
	(Premiums received $7,697,443)
	Put Options Written — (0.0)%
(4,856)	State Street® SPDR® S&P 500® ETF Trust	(367,346,688)	416.00	06/18/26	(8,401)
	(Premiums received $2,770,675)
	Total Written Options				(43,912,565)
	(Premiums received $10,468,118)
	Net Other Assets and Liabilities — (0.1)%				(222,380)
	Net Assets — 100.0%				$320,449,952

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$992,480	$992,480	$—	$—
Purchased Options	363,592,417	—	363,592,417	—
Total	$364,584,897	$992,480	$363,592,417	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(43,912,565)	$—	$(43,912,565)	$—

FT Vest U.S. Equity Buffer ETF - July (FJUL)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
4,528,839	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$4,528,839
	(Cost $4,528,839)
	Total Investments — 0.4%	4,528,839
	(Cost $4,528,839)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.1%
	Call Options Purchased — 106.0%
16,574	State Street® SPDR® S&P 500® ETF Trust	$1,253,789,952	$6.28	07/17/26	1,240,831,238
	(Cost $1,029,504,084)
	Put Options Purchased — 0.1%
16,574	State Street® SPDR® S&P 500® ETF Trust	1,253,789,952	627.58	07/17/26	1,477,241
	(Cost $55,528,743)
	Total Purchased Options				1,242,308,479
	(Cost $1,085,032,827)
WRITTEN OPTIONS — (6.4)%
	Call Options Written — (6.3)%
(16,574)	State Street® SPDR® S&P 500® ETF Trust	(1,253,789,952)	718.89	07/17/26	(74,248,205)
	(Premiums received $15,073,370)
	Put Options Written — (0.1)%
(16,574)	State Street® SPDR® S&P 500® ETF Trust	(1,253,789,952)	564.82	07/17/26	(691,633)
	(Premiums received $30,023,775)
	Total Written Options				(74,939,838)
	(Premiums received $45,097,145)
	Net Other Assets and Liabilities — (0.1)%				(826,712)
	Net Assets — 100.0%				$1,171,070,768

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,528,839	$4,528,839	$—	$—
Purchased Options	1,242,308,479	—	1,242,308,479	—
Total	$1,246,837,318	$4,528,839	$1,242,308,479	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(74,939,838)	$—	$(74,939,838)	$—

FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,571,431	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,571,431
	(Cost $1,571,431)
	Total Investments — 0.4%	1,571,431
	(Cost $1,571,431)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.3%
	Call Options Purchased — 108.2%
5,822	State Street® SPDR® S&P 500® ETF Trust	$440,422,656	$6.27	07/17/26	435,876,431
	(Cost $358,173,598)
	Put Options Purchased — 0.1%
5,822	State Street® SPDR® S&P 500® ETF Trust	440,422,656	596.20	07/17/26	347,690
	(Cost $15,030,721)
	Total Purchased Options				436,224,121
	(Cost $373,204,319)
WRITTEN OPTIONS — (8.6)%
	Call Options Written — (8.6)%
(5,822)	State Street® SPDR® S&P 500® ETF Trust	(440,422,656)	702.70	07/17/26	(34,560,033)
	(Premiums received $7,968,256)
	Put Options Written — (0.0)%
(5,822)	State Street® SPDR® S&P 500® ETF Trust	(440,422,656)	439.31	07/17/26	(60,141)
	(Premiums received $3,512,302)
	Total Written Options				(34,620,174)
	(Premiums received $11,480,558)
	Net Other Assets and Liabilities — (0.1)%				(284,698)
	Net Assets — 100.0%				$402,890,680

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,571,431	$1,571,431	$—	$—
Purchased Options	436,224,121	—	436,224,121	—
Total	$437,795,552	$1,571,431	$436,224,121	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(34,620,174)	$—	$(34,620,174)	$—

FT Vest U.S. Equity Buffer ETF - August (FAUG)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
5,407,402	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$5,407,402
	(Cost $5,407,402)
	Total Investments — 0.5%	5,407,402
	(Cost $5,407,402)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.2%
	Call Options Purchased — 104.8%
16,503	State Street® SPDR® S&P 500® ETF Trust	$1,248,418,944	$6.43	08/21/26	1,235,521,354
	(Cost $1,048,213,902)
	Put Options Purchased — 0.4%
16,503	State Street® SPDR® S&P 500® ETF Trust	1,248,418,944	643.44	08/21/26	4,778,114
	(Cost $55,647,454)
	Total Purchased Options				1,240,299,468
	(Cost $1,103,861,356)
WRITTEN OPTIONS — (5.6)%
	Call Options Written — (5.4)%
(16,503)	State Street® SPDR® S&P 500® ETF Trust	(1,248,418,944)	735.39	08/21/26	(63,595,796)
	(Premiums received $14,176,000)
	Put Options Written — (0.2)%
(16,503)	State Street® SPDR® S&P 500® ETF Trust	(1,248,418,944)	579.10	08/21/26	(2,263,386)
	(Premiums received $30,341,123)
	Total Written Options				(65,859,182)
	(Premiums received $44,517,123)
	Net Other Assets and Liabilities — (0.1)%				(825,163)
	Net Assets — 100.0%				$1,179,022,525

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,407,402	$5,407,402	$—	$—
Purchased Options	1,240,299,468	—	1,240,299,468	—
Total	$1,245,706,870	$5,407,402	$1,240,299,468	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(65,859,182)	$—	$(65,859,182)	$—

FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,676,187	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,676,187
	(Cost $1,676,187)
	Total Investments — 0.5%	1,676,187
	(Cost $1,676,187)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.8%
	Call Options Purchased — 106.5%
5,164	State Street® SPDR® S&P 500® ETF Trust	$390,646,272	$6.42	08/21/26	386,458,268
	(Cost $326,115,831)
	Put Options Purchased — 0.3%
5,164	State Street® SPDR® S&P 500® ETF Trust	390,646,272	611.27	08/21/26	1,001,816
	(Cost $13,280,351)
	Total Purchased Options				387,460,084
	(Cost $339,396,182)
WRITTEN OPTIONS — (7.2)%
	Call Options Written — (7.2)%
(5,164)	State Street® SPDR® S&P 500® ETF Trust	(390,646,272)	720.52	08/21/26	(26,000,740)
	(Premiums received $6,662,416)
	Put Options Written — (0.0)%
(5,164)	State Street® SPDR® S&P 500® ETF Trust	(390,646,272)	450.41	08/21/26	(165,248)
	(Premiums received $3,109,147)
	Total Written Options				(26,165,988)
	(Premiums received $9,771,563)
	Net Other Assets and Liabilities — (0.1)%				(231,110)
	Net Assets — 100.0%				$362,739,173

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,676,187	$1,676,187	$—	$—
Purchased Options	387,460,084	—	387,460,084	—
Total	$389,136,271	$1,676,187	$387,460,084	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(26,165,988)	$—	$(26,165,988)	$—

FT Vest U.S. Equity Buffer ETF - September (FSEP)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
7,017,237	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$7,017,237
	(Cost $7,017,237)
	Total Investments — 0.6%	7,017,237
	(Cost $7,017,237)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.8%
	Call Options Purchased — 103.0%
17,829	State Street® SPDR® S&P 500® ETF Trust	$1,348,728,192	$6.64	09/18/26	1,330,542,612
	(Cost $1,164,167,271)
	Put Options Purchased — 0.8%
17,829	State Street® SPDR® S&P 500® ETF Trust	1,348,728,192	663.70	09/18/26	10,572,597
	(Cost $60,879,254)
	Total Purchased Options				1,341,115,209
	(Cost $1,225,046,525)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (3.9)%
(17,829)	State Street® SPDR® S&P 500® ETF Trust	(1,348,728,192)	756.62	09/18/26	(50,491,728)
	(Premiums received $17,129,493)
	Put Options Written — (0.4)%
(17,829)	State Street® SPDR® S&P 500® ETF Trust	(1,348,728,192)	597.33	09/18/26	(4,956,462)
	(Premiums received $34,330,651)
	Total Written Options				(55,448,190)
	(Premiums received $51,460,144)
	Net Other Assets and Liabilities — (0.1)%				(906,121)
	Net Assets — 100.0%				$1,291,778,135

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,017,237	$7,017,237	$—	$—
Purchased Options	1,341,115,209	—	1,341,115,209	—
Total	$1,348,132,446	$7,017,237	$1,341,115,209	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(55,448,190)	$—	$(55,448,190)	$—

FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,898,896	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,898,896
	(Cost $1,898,896)
	Total Investments — 0.6%	1,898,896
	(Cost $1,898,896)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.2%
	Call Options Purchased — 104.7%
4,913	State Street® SPDR® S&P 500® ETF Trust	$371,658,624	$6.63	09/18/26	366,813,620
	(Cost $320,672,154)
	Put Options Purchased — 0.5%
4,913	State Street® SPDR® S&P 500® ETF Trust	371,658,624	630.52	09/18/26	1,962,989
	(Cost $12,759,553)
	Total Purchased Options				368,776,609
	(Cost $333,431,707)
WRITTEN OPTIONS — (5.7)%
	Call Options Written — (5.6)%
(4,913)	State Street® SPDR® S&P 500® ETF Trust	(371,658,624)	739.56	09/18/26	(19,553,887)
	(Premiums received $7,348,965)
	Put Options Written — (0.1)%
(4,913)	State Street® SPDR® S&P 500® ETF Trust	(371,658,624)	464.59	09/18/26	(412,889)
	(Premiums received $2,974,431)
	Total Written Options				(19,966,776)
	(Premiums received $10,323,396)
	Net Other Assets and Liabilities — (0.1)%				(243,873)
	Net Assets — 100.0%				$350,464,856

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,898,896	$1,898,896	$—	$—
Purchased Options	368,776,609	—	368,776,609	—
Total	$370,675,505	$1,898,896	$368,776,609	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,966,776)	$—	$(19,966,776)	$—

FT Vest U.S. Equity Buffer ETF - October (FOCT)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
7,340,952	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$7,340,952
	(Cost $7,340,952)
	Total Investments — 0.6%	7,340,952
	(Cost $7,340,952)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.0%
	Call Options Purchased — 102.9%
16,679	State Street® SPDR® S&P 500® ETF Trust	$1,261,732,992	$6.64	10/16/26	1,244,975,267
	(Cost $1,097,149,882)
	Put Options Purchased — 1.1%
16,679	State Street® SPDR® S&P 500® ETF Trust	1,261,732,992	664.39	10/16/26	13,230,283
	(Cost $60,644,166)
	Total Purchased Options				1,258,205,550
	(Cost $1,157,794,048)
WRITTEN OPTIONS — (4.5)%
	Call Options Written — (4.0)%
(16,679)	State Street® SPDR® S&P 500® ETF Trust	(1,261,732,992)	764.65	10/16/26	(47,685,261)
	(Premiums received $19,639,722)
	Put Options Written — (0.5)%
(16,679)	State Street® SPDR® S&P 500® ETF Trust	(1,261,732,992)	597.95	10/16/26	(6,439,928)
	(Premiums received $34,958,457)
	Total Written Options				(54,125,189)
	(Premiums received $54,598,179)
	Net Other Assets and Liabilities — (0.1)%				(836,357)
	Net Assets — 100.0%				$1,210,584,956

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,340,952	$7,340,952	$—	$—
Purchased Options	1,258,205,550	—	1,258,205,550	—
Total	$1,265,546,502	$7,340,952	$1,258,205,550	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(54,125,189)	$—	$(54,125,189)	$—

FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
2,382,935	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$2,382,935
	(Cost $2,382,935)
	Total Investments — 0.6%	2,382,935
	(Cost $2,382,935)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.7%
	Call Options Purchased — 104.9%
5,467	State Street® SPDR® S&P 500® ETF Trust	$413,567,616	$6.63	10/16/26	408,080,169
	(Cost $358,327,295)
	Put Options Purchased — 0.8%
5,467	State Street® SPDR® S&P 500® ETF Trust	413,567,616	631.17	10/16/26	2,997,830
	(Cost $15,616,252)
	Total Purchased Options				411,077,999
	(Cost $373,943,547)
WRITTEN OPTIONS — (6.2)%
	Call Options Written — (6.0)%
(5,467)	State Street® SPDR® S&P 500® ETF Trust	(413,567,616)	742.32	10/16/26	(23,494,924)
	(Premiums received $10,032,514)
	Put Options Written — (0.2)%
(5,467)	State Street® SPDR® S&P 500® ETF Trust	(413,567,616)	465.07	10/16/26	(672,988)
	(Premiums received $3,767,690)
	Total Written Options				(24,167,912)
	(Premiums received $13,800,204)
	Net Other Assets and Liabilities — (0.1)%				(270,354)
	Net Assets — 100.0%				$389,022,668

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,382,935	$2,382,935	$—	$—
Purchased Options	411,077,999	—	411,077,999	—
Total	$413,460,934	$2,382,935	$411,077,999	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(24,167,912)	$—	$(24,167,912)	$—

FT Vest U.S. Equity Buffer ETF - November (FNOV)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
8,547,209	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$8,547,209
	(Cost $8,547,209)
	Total Investments — 0.7%	8,547,209
	(Cost $8,547,209)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.6%
	Call Options Purchased — 103.2%
17,370	State Street® SPDR® S&P 500® ETF Trust	$1,314,005,760	$6.59	11/20/26	1,296,474,567
	(Cost $1,133,864,208)
	Put Options Purchased — 1.4%
17,370	State Street® SPDR® S&P 500® ETF Trust	1,314,005,760	659.03	11/20/26	17,062,377
	(Cost $66,746,166)
	Total Purchased Options				1,313,536,944
	(Cost $1,200,610,374)
WRITTEN OPTIONS — (5.2)%
	Call Options Written — (4.5)%
(17,370)	State Street® SPDR® S&P 500® ETF Trust	(1,314,005,760)	768.56	11/20/26	(56,599,450)
	(Premiums received $21,851,321)
	Put Options Written — (0.7)%
(17,370)	State Street® SPDR® S&P 500® ETF Trust	(1,314,005,760)	593.13	11/20/26	(8,866,864)
	(Premiums received $39,177,238)
	Total Written Options				(65,466,314)
	(Premiums received $61,028,559)
	Net Other Assets and Liabilities — (0.1)%				(866,094)
	Net Assets — 100.0%				$1,255,751,745

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$8,547,209	$8,547,209	$—	$—
Purchased Options	1,313,536,944	—	1,313,536,944	—
Total	$1,322,084,153	$8,547,209	$1,313,536,944	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(65,466,314)	$—	$(65,466,314)	$—

FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,699,205	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$2,699,205
	(Cost $2,699,205)
	Total Investments — 0.7%	2,699,205
	(Cost $2,699,205)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.4%
	Call Options Purchased — 105.4%
5,519	State Street® SPDR® S&P 500® ETF Trust	$417,501,312	$6.58	11/20/26	411,936,449
	(Cost $358,719,927)
	Put Options Purchased — 1.0%
5,519	State Street® SPDR® S&P 500® ETF Trust	417,501,312	626.08	11/20/26	3,889,736
	(Cost $17,040,611)
	Total Purchased Options				415,826,185
	(Cost $375,760,538)
WRITTEN OPTIONS — (7.0)%
	Call Options Written — (6.8)%
(5,519)	State Street® SPDR® S&P 500® ETF Trust	(417,501,312)	744.24	11/20/26	(26,542,802)
	(Premiums received $10,698,098)
	Put Options Written — (0.2)%
(5,519)	State Street® SPDR® S&P 500® ETF Trust	(417,501,312)	461.32	11/20/26	(945,405)
	(Premiums received $4,322,812)
	Total Written Options				(27,488,207)
	(Premiums received $15,020,910)
	Net Other Assets and Liabilities — (0.1)%				(273,562)
	Net Assets — 100.0%				$390,763,621

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,699,205	$2,699,205	$—	$—
Purchased Options	415,826,185	—	415,826,185	—
Total	$418,525,390	$2,699,205	$415,826,185	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(27,488,207)	$—	$(27,488,207)	$—

FT Vest U.S. Equity Buffer ETF - December (FDEC)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
10,453,815	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$10,453,815
	(Cost $10,453,815)
	Total Investments — 0.8%	10,453,815
	(Cost $10,453,815)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.4%
	Call Options Purchased — 102.4%
18,925	State Street® SPDR® S&P 500® ETF Trust	$1,431,638,400	$6.81	12/18/26	1,408,594,563
	(Cost $1,262,896,780)
	Put Options Purchased — 2.0%
18,925	State Street® SPDR® S&P 500® ETF Trust	1,431,638,400	680.59	12/18/26	27,583,377
	(Cost $74,241,948)
	Total Purchased Options				1,436,177,940
	(Cost $1,337,138,728)
WRITTEN OPTIONS — (5.1)%
	Call Options Written — (4.0)%
(18,925)	State Street® SPDR® S&P 500® ETF Trust	(1,431,638,400)	780.98	12/18/26	(55,658,425)
	(Premiums received $18,425,464)
	Put Options Written — (1.1)%
(18,925)	State Street® SPDR® S&P 500® ETF Trust	(1,431,638,400)	612.53	12/18/26	(14,456,808)
	(Premiums received $42,898,534)
	Total Written Options				(70,115,233)
	(Premiums received $61,323,998)
	Net Other Assets and Liabilities — (0.1)%				(944,659)
	Net Assets — 100.0%				$1,375,571,863

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$10,453,815	$10,453,815	$—	$—
Purchased Options	1,436,177,940	—	1,436,177,940	—
Total	$1,446,631,755	$10,453,815	$1,436,177,940	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(70,115,233)	$—	$(70,115,233)	$—

FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
3,231,628	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$3,231,628
	(Cost $3,231,628)
	Total Investments — 0.8%	3,231,628
	(Cost $3,231,628)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.2%
	Call Options Purchased — 103.8%
5,943	State Street® SPDR® S&P 500® ETF Trust	$449,576,064	$6.80	12/18/26	442,345,394
	(Cost $396,399,265)
	Put Options Purchased — 1.4%
5,943	State Street® SPDR® S&P 500® ETF Trust	449,576,064	646.56	12/18/26	6,258,217
	(Cost $17,854,715)
	Total Purchased Options				448,603,611
	(Cost $414,253,980)
WRITTEN OPTIONS — (5.9)%
	Call Options Written — (5.6)%
(5,943)	State Street® SPDR® S&P 500® ETF Trust	(449,576,064)	761.99	12/18/26	(23,847,595)
	(Premiums received $9,507,491)
	Put Options Written — (0.3)%
(5,943)	State Street® SPDR® S&P 500® ETF Trust	(449,576,064)	476.41	12/18/26	(1,438,563)
	(Premiums received $4,298,164)
	Total Written Options				(25,286,158)
	(Premiums received $13,805,655)
	Net Other Assets and Liabilities — (0.1)%				(293,874)
	Net Assets — 100.0%				$426,255,207

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,231,628	$3,231,628	$—	$—
Purchased Options	448,603,611	—	448,603,611	—
Total	$451,835,239	$3,231,628	$448,603,611	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(25,286,158)	$—	$(25,286,158)	$—

FT Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
275,104	FT Vest U.S. Equity Buffer ETF - June (b)	$16,430,586
427,679	FT Vest U.S. Equity Deep Buffer ETF - June (b)	21,003,316
671,007	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (b)	29,712,190
545,882	FT Vest U.S. Equity Moderate Buffer ETF - June (b)	22,411,076
528,374	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (b)	21,425,566
471,193	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (b)	18,334,120
351,083	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (b)	15,530,191
	Total Exchange-Traded Funds	144,847,045
	(Cost $139,383,009)
MONEY MARKET FUNDS — 0.0%
23,595	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (c)	23,595
	(Cost $23,595)

	Total Investments — 100.0%	144,870,640
	(Cost $139,406,604)
	Net Other Assets and Liabilities — (0.0)%	(24,263)
	Net Assets — 100.0%	$144,846,377

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$144,847,045	$144,847,045	$—	$—
Money Market Funds	23,595	23,595	—	—
Total Investments	$144,870,640	$144,870,640	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2026, and for the fiscal year-to-date period (September 1, 2025 to May 31, 2026) are as follows:

Security Name	Shares at 5/31/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	—	$—	$21,543,478	$(21,909,162)	$—	$365,684	$—	$—
FT Vest U.S. Equity Deep Buffer ETF - March	—	—	34,811,333	(35,126,433)	—	315,100	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	—	18,264,899	35,008,584	(54,221,086)	(1,136,604)	2,084,207	—	—
FT Vest U.S. Equity Moderate Buffer ETF - March	—	15,305,904	28,785,140	(44,979,313)	(717,823)	1,606,092	—	—
FT Vest U.S. Equity Buffer ETF - April	—	—	35,182,763	(35,330,489)	—	147,726	—	—
FT Vest U.S. Equity Deep Buffer ETF - April	—	19,029,789	32,994,655	(52,692,771)	(376,135)	1,044,462	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	—	21,990,314	38,301,460	(60,993,695)	(381,372)	1,083,293	—	—
FT Vest U.S. Equity Moderate Buffer ETF - April	—	17,904,637	32,194,182	(50,791,264)	(368,617)	1,061,062	—	—
FT Vest U.S. Equity Buffer ETF - June	275,104	—	16,070,701	(434,228)	791,572	2,541	16,430,586	—
FT Vest U.S. Equity Deep Buffer ETF - June	427,679	—	20,779,308	(560,896)	782,353	2,551	21,003,316	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	671,007	—	29,739,378	(801,510)	771,869	2,453	29,712,190	—
FT Vest U.S. Equity Moderate Buffer ETF - June	545,882	—	22,190,921	(598,882)	816,396	2,641	22,411,076	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	528,374	—	21,198,599	(571,873)	796,571	2,269	21,425,566	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	471,193	—	18,057,569	(487,389)	761,713	2,227	18,334,120	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	351,083	19,483,647	20,898,766	(25,584,862)	(267,579)	1,000,219	15,530,191	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	—	15,115,007	4,450,930	(19,670,328)	(395,824)	500,215	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	—	—	23,441,207	(23,908,044)	—	466,837	—	—
		$127,094,197	$435,648,974	$(428,662,225)	$1,076,520	$9,689,579	$144,847,045	$—

FT Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
828,694	FT Vest U.S. Equity Buffer ETF - January (b)	$45,739,765
752,318	FT Vest U.S. Equity Buffer ETF - February (b)	45,951,433
843,438	FT Vest U.S. Equity Buffer ETF - March (b)	44,086,504
778,845	FT Vest U.S. Equity Buffer ETF - September (b)	42,836,475
838,691	FT Vest U.S. Equity Buffer ETF - October (b)	43,871,926
765,804	FT Vest U.S. Equity Buffer ETF - November (b)	44,722,954
827,378	FT Vest U.S. Equity Buffer ETF - December (b)	45,079,277
	Total Exchange-Traded Funds	312,288,334
	(Cost $284,779,438)
MONEY MARKET FUNDS — 0.0%
101,380	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (c)	101,380
	(Cost $101,380)

	Total Investments — 100.0%	312,389,714
	(Cost $284,880,818)
	Net Other Assets and Liabilities — (0.0)%	(51,853)
	Net Assets — 100.0%	$312,337,861

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$312,288,334	$312,288,334	$—	$—
Money Market Funds	101,380	101,380	—	—
Total Investments	$312,389,714	$312,389,714	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2026, and for the fiscal year-to-date period (September 1, 2025 to May 31, 2026) are as follows:

Security Name	Shares at 5/31/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	828,694	$39,881,483	$81,059,697	$(81,030,849)	$357,217	$5,472,217	$45,739,765	$—
FT Vest U.S. Equity Buffer ETF - February	752,318	40,327,205	81,494,826	(81,534,418)	357,849	5,305,971	45,951,433	—
FT Vest U.S. Equity Buffer ETF - March	843,438	—	42,296,787	(1,188,398)	2,947,304	30,811	44,086,504	—
FT Vest U.S. Equity Buffer ETF - May	—	39,610,357	18,246,119	(58,282,585)	(1,454,337)	1,880,446	—	—
FT Vest U.S. Equity Buffer ETF - July	—	—	64,075,765	(64,693,591)	—	617,826	—	—
FT Vest U.S. Equity Buffer ETF - August	—	—	67,104,473	(67,657,380)	—	552,907	—	—
FT Vest U.S. Equity Buffer ETF - September	778,845	40,257,576	43,399,010	(45,170,673)	3,706,738	643,824	42,836,475	—
FT Vest U.S. Equity Moderate Buffer ETF - September	—	—	55,223,499	(56,236,231)	—	1,012,732	—	—
FT Vest U.S. Equity Buffer ETF - October	838,691	40,008,367	65,900,633	(65,251,044)	697,037	2,516,933	43,871,926	—
FT Vest U.S. Equity Buffer ETF - November	765,804	40,201,576	66,562,800	(65,041,971)	779,364	2,221,185	44,722,954	—
FT Vest U.S. Equity Buffer ETF - December	827,378	40,478,155	40,574,072	(41,069,359)	4,645,366	451,043	45,079,277	—
FT Vest U.S. Equity Moderate Buffer ETF - December	—	—	38,447,435	(37,674,947)	—	(772,488)	—	—
		$280,764,719	$664,385,116	$(664,831,446)	$12,036,538	$19,933,407	$312,288,334	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.